UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10253

Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.4% (1.6% of Total Investments)
$ 700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$ 677,957
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,640,340
	Series 2007A, 5.000%, 12/01/23
2,650	Total Consumer Discretionary			2,318,297
	Consumer Staples – 2.2% (1.5% of Total Investments)
235	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/12 at 100.00	A3	215,953
	5.250%, 6/01/25
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	A1	479,490
	5.750%, 6/01/33
105	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	A3	97,739
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
560	4.750%, 6/01/22	6/16 at 100.00	BBB	544,505
835	5.000%, 6/01/26	6/16 at 100.00	BBB	781,527
2,235	Total Consumer Staples			2,119,214
	Education and Civic Organizations – 20.5% (14.0% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	262,928
	2007A, 5.000%, 7/01/31
380	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	317,923
	Schools, Series 2007A, 5.000%, 4/01/37
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,286,054
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	N/R	726,079
	Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	90,621
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,066,905
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,076,930
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/12 at 100.00	BBB	2,005,820
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,067,350
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	507,567
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000,	7/12 at 100.00	BBB	1,003,660
	5.250%, 7/01/30 – NPFG Insured
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	188,479
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	295,005
	2010, 5.250%, 7/01/35
1,835	Dutchess County Industrial Development Agency, New York, Civiv Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,844,230
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	271,856
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,559,090
	Series 2009, 5.750%, 7/01/39
1,090	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/13 at 100.00	N/R	1,096,758
	Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	947,912
	College, Series 2011, 6.000%, 6/01/30
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	250,062
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	No Opt. Call	A–	1,101,826
	Greater New York, Series 2002, 5.250%, 8/01/21
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	941,898
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
1,460	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,350,646
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	172,961
	College, Series 2007, 5.000%, 10/01/27
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	306,294
	Series 2010A, 5.125%, 9/01/40
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	365,310
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
19,980	Total Education and Civic Organizations			20,104,164
	Financials – 1.9% (1.3% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	514,755
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,388,011
	2007, 5.500%, 10/01/37
1,805	Total Financials			1,902,766
	Health Care – 12.3% (8.4% of Total Investments)
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,772,977
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	1,769,955
	Hospital, Series 2005, 4.900%, 8/15/31
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	156,329
	Series 2010, 5.200%, 7/01/32
440	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/12 at 100.00	A3	440,739
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997,
	5.500%, 7/01/17 – RAAI Insured
340	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	342,727
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	Aa2	2,397,290
	Center, Series 2006, 5.000%, 7/01/35 (UB)
500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	542,640
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	1,542,795
	2007B, 5.625%, 7/01/37
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	BBB+	1,060,400
	2011A, 6.000%, 7/01/40
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	503,970
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/12 at 100.00	BB	271,272
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	No Opt. Call	BBB–	263,244
250	5.500%, 2/01/32	No Opt. Call	BBB–	239,583
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	520,170
	2003A, 5.250%, 2/15/22 – AMBAC Insured
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/12 at 100.00	B	215,155
	Series 2001A, 7.125%, 7/01/31
11,580	Total Health Care			12,039,246
	Housing/Multifamily – 3.6% (2.5% of Total Investments)
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	2/12 at 102.00	N/R	1,976,244
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 –
	AMBAC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	456,693
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	227,837
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	509,865
	Series 2004A, 5.250%, 11/01/30
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	72,456
	Series 2010-D1A, 5.000%, 11/01/42
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	293,947
	11/01/38 (Alternative Minimum Tax)
3,515	Total Housing/Multifamily			3,537,042
	Housing/Single Family – 2.6% (1.7% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130,	4/15 at 100.00	Aa1	950,076
	4.650%, 4/01/27 (Alternative Minimum Tax)
335	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145,	4/17 at 100.00	Aa1	339,590
	5.125%, 10/01/37 (Alternative Minimum Tax)
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148,	10/17 at 100.00	Aa1	357,732
	5.200%, 10/01/32 (Alternative Minimum Tax)
850	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82,	4/12 at 100.00	Aa1	850,570
	5.650%, 4/01/30 (Alternative Minimum Tax)
2,485	Total Housing/Single Family			2,497,968
	Long-Term Care – 5.5% (3.7% of Total Investments)
440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	469,533
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,120	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	7/13 at 100.00	A2	2,168,378
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	201,881
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	38,971
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	125,949
665	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	567,172
	Project, Series 2006, 5.500%, 8/01/33
465	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/12 at 100.50	N/R	469,645
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	332,820
440	5.800%, 7/01/23	7/16 at 101.00	N/R	402,358
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	403,134
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	155,457
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
5,565	Total Long-Term Care			5,335,298
	Materials – 0.2% (0.2% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	231,072
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 13.3% (9.1% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	A	1,792,147
	4.000%, 6/15/18 – FGIC Insured
45	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	2/12 at 100.00	AA	45,141
	NPFG Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,245,320
	SYNCORA GTY Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,948,686
750	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	832,140
4,540	New York City, New York, General Obligation Bonds, Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	5,208,016
11,710	Total Tax Obligation/General			13,071,450
	Tax Obligation/Limited – 38.6% (26.3% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	1,081,090
	5.250%, 11/01/21
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	138,374
	2005F, 5.000%, 3/15/21 – AGM Insured
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	2,167,380
	2011A, 5.750%, 2/15/47
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,023,250
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA	1,806,000
	5.250%, 11/15/25 – AGM Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	534,055
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,251,458
835	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	915,193
750	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	808,778
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,403,428
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
290	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	302,351
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,333,932
	Series 2007B, 5.000%, 11/01/30
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,630,528
	Series 2007C-1, 5.000%, 11/01/27
3,775	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/20 at 100.00	AAA	4,380,284
	Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/25
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,131,270
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,075,880
	2003A, 5.000%, 3/15/21
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,292,781
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	883,865
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/12 at 100.00	A1	1,073,520
1,125	5.250%, 5/15/24 – AMBAC Insured	5/12 at 100.00	A1	1,128,701
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,237,714
	5.000%, 4/01/27
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	2,941,746
	5.500%, 4/01/20 – AMBAC Insured (UB)
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,224,992
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,063,040
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
34,765	Total Tax Obligation/Limited			37,829,610
	Transportation – 22.7% (15.5% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,603,725
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,054,540
	5.000%, 11/15/34
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	473,317
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	1,105,950
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	758,985
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
50	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/12 at 100.00	BB–	39,703
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	N/R	884,260
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	680,960
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
50	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	45,271
750	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	631,050
585	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	596,624
	Series 2011, 5.000%, 11/15/44
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM	7/15 at 100.00	AA–	325,215
	Insured (UB)
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/12 at 100.00	BBB	3,345,158
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,065,970
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	295,672
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	396,664
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	No Opt. Call	Aa2	2,168,620
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB–	223,068
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,085,836
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,593,375
	Series 2002B, 5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa3	982,745
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	Aa2	895,500
	Refunding Bonds, Tender Option Bond Trust 1184, 9.233%, 5/15/36 (IF)
22,355	Total Transportation			22,252,208
	U.S. Guaranteed – 5.9% (4.0% of Total Investments) (4)
1,905	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA- (4)	1,930,070
	Development Program, Series 2002, 5.375%, 4/01/17 (Pre-refunded 4/01/12)
455	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3 (4)	468,090
	Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)
460	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3 (4)	477,991
	Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)
710	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	746,700
	Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	Aaa	1,051,690
	Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
425	6.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	445,464
610	5.875%, 11/01/32 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	638,731
5,565	Total U.S. Guaranteed			5,758,736
	Utilities – 8.6% (5.9% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,866,735
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,846,675
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	257,627
	5.000%, 12/01/35 – CIFG Insured
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	916,523
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	5/12 at 101.00	Baa2	455,048
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	5/12 at 101.00	Baa2	2,022,259
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
330	5.300%, 1/01/13 (Alternative Minimum Tax)	7/12 at 100.00	N/R	329,983
750	5.500%, 1/01/23 (Alternative Minimum Tax)	7/12 at 100.00	N/R	730,522
8,080	Total Utilities			8,425,372
	Water and Sewer – 6.2% (4.3% of Total Investments)
820	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	Ba2	788,519
	Series 2010, 5.625%, 7/01/40
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AA+	5,321,890
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
5,695	Total Water and Sewer			6,110,409
$ 138,215	Total Investments (cost $138,328,070) – 146.5%			143,532,852
	Floating Rate Obligations – (12.4)%			(12,150,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (38.7)% (5)			(37,890,000)
	Other Assets Less Liabilities – 4.6%			4,488,485
	Net Assets Applicable to Common Shares – 100%			$ 97,981,337

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$143,532,852	$—	$143,532,852

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $126,178,987.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$7,133,676
Depreciation	(1,928,508)
Net unrealized appreciation (depreciation) of investments	$5,205,168

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value, as a percentage of Total Investments is 26.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012